AMORTIZING INTANGIBLE ASSETS AND UNFAVORABLE GAS GATHERING CONTRACT	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
AMORTIZING INTANGIBLE ASSETS AND LIABILITIES AND UNFAVORABLE GAS GATHERING CONTRACT
AMORTIZING INTANGIBLE ASSETS AND UNFAVORABLE GAS GATHERING CONTRACT
Details regarding our intangible assets and the unfavorable gas gathering contract (included in other noncurrent liabilities), all of which are subject to amortization, follow.

	December 31, 2015
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net

		(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(9,534)	$14,661
Contract intangibles	12.5	426,464	(111,052)	315,412
Rights-of-way	26.3	150,143	(18,906)	131,237
Total intangible assets		$600,802	$(139,492)	$461,310

Unfavorable gas gathering contract	10.0	$10,962	$(6,077)	$4,885

	December 31, 2014
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net

		(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(8,056)	$16,139
Contract intangibles	12.5	426,464	(75,713)	350,751
Rights-of-way	27.0	135,435	(13,043)	122,392
Total intangible assets		$586,094	$(96,812)	$489,282

Unfavorable gas gathering contract	10.0	$10,962	$(5,385)	$5,577

During the fourth quarters of 2015 and 2014, we identified a need to evaluate the goodwill associated with certain of our gathering systems (see Note 6). In connection with these evaluations, we also evaluated the related intangible assets associated therewith for impairment and concluded that no impairment was necessary.
We recognized amortization expense in other revenues as follows:

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Amortization expense – favorable gas gathering contracts	$(1,478)	$(1,741)	$(2,078)
Amortization expense – unfavorable gas gathering contract	692	797	1,046
We recognized amortization expense in costs and expenses as follows:

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Amortization expense – contract intangibles	$35,339	$32,554	$28,654
Amortization expense – rights-of-way	5,863	5,260	4,631

The estimated aggregate annual amortization expected to be recognized as of December 31, 2015 for each of the five succeeding fiscal years follows.

	Intangible assets	Unfavorable gas gathering contract

	(In thousands)
2016	$43,108	$924
2017	41,959	1,047
2018	41,413	1,035
2019	41,659	1,045
2020	44,305	834